Barclays PLC (the Parent company) - Total equity (Narrative) (Details) £ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Disclosure of transactions between related parties [line items]
Equity		£ 70,211		£ 66,882	£ 65,660	£ 63,779
Called up share capital and share premium
Disclosure of transactions between related parties [line items]
Equity	[1]	4,536		4,637	4,594	4,311
AT1 securities issuance		0		0
Other equity instruments
Disclosure of transactions between related parties [line items]
Equity	[1]	12,259		11,172	10,871	9,632
AT1 securities issuance		1,078		1,142
Barclays PLC
Disclosure of transactions between related parties [line items]
Equity		57,837		54,872	56,467	54,180
Barclays PLC | Called up share capital and share premium
Disclosure of transactions between related parties [line items]
Equity		4,536		4,637	4,594	4,311
Barclays PLC | Other equity instruments
Disclosure of transactions between related parties [line items]
Equity		12,241		£ 11,169	£ 10,865	£ 9,633
Barclays PLC | AT1 Securities
Disclosure of transactions between related parties [line items]
AT1 securities issuance		£ 1,078	$ 1,500

[1]	For further details refer to Note 28.